Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories, net consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Raw materials	$450	$373
Finished goods	385	660
Inventories	$835	$1,033
Inventories, net consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$373	$571
Finished goods	660	932
Inventories	$1,033	$1,503